SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	6 Months Ended					1 Months Ended	6 Months Ended			1 Months Ended						1 Months Ended									1 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Apr. 08, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 Series B convertible preferred stock [Member]	Jun. 30, 2014 Series B convertible preferred stock [Member]	Jun. 30, 2013 Series B convertible preferred stock [Member]	Dec. 31, 2013 Series B convertible preferred stock [Member]	Feb. 28, 2014 Convertible Debt [Member]	Jun. 30, 2014 Financing And Security Agreement [Member]	Feb. 28, 2014 Financing And Security Agreement [Member]	Dec. 31, 2011 Financing And Security Agreement [Member]	Jul. 31, 2014 Subsequent Event [Member]	Apr. 08, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] Private Placement [Member]	Jul. 31, 2014 Subsequent Event [Member] Reverse Merger [Member]	Apr. 30, 2014 Subsequent Event [Member] Placement Agent [Member]	Jul. 31, 2014 Subsequent Event [Member] Placement Agent [Member] Private Placement [Member]	Jul. 31, 2014 Subsequent Event [Member] Subagent [Member] Private Placement [Member]	Jul. 31, 2014 Subsequent Event [Member] Holders of Company's Common Stock [Member] Private Placement [Member]	Jul. 31, 2014 Subsequent Event [Member] Employee [Member]	Jul. 31, 2014 Subsequent Event [Member] Executive [Member]	Apr. 30, 2014 Subsequent Event [Member] 2009 Stock Incentive Plan [Member]	Jul. 31, 2014 Subsequent Event [Member] 2014 Stock Incentive Plan [Member]	Apr. 30, 2014 Subsequent Event [Member] Series B convertible preferred stock [Member]	Apr. 30, 2014 Subsequent Event [Member] Series B convertible preferred stock [Member] Two Executive Officers [Member]	Apr. 30, 2014 Subsequent Event [Member] Series B convertible preferred stock [Member] Placement Agent [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Debt [Member]	Jun. 30, 2014 Subsequent Event [Member] Financing And Security Agreement [Member]	Feb. 28, 2014 Subsequent Event [Member] Financing And Security Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible promisory note	$ 750,000	$ 750,000																												$ 750,000
Debt instrument, interest rate											12.00%			7.00%																12.00%
Debt instrument, maturity date	Jul. 31, 2015										Jul. 31, 2015			Jun. 05, 2015																Jul. 31, 2015
Conversion price											$ 0.27																			$ 0.27
Number of underlying shares exercisable into equity through warrants	694,444										694,442																		38,259	694,444
Exercise price of warrants	$ 0.27										$ 0.27						$ 2.00			$ 1.00									$ 2.125	$ 0.27
Term of warrants	10 years										10 years						5 years			5 years									5 years	10 years
Common stock, shares authorized		24,000,000		24,000,000	15,000,000	15,000,000										24,000,000
Preferred stock, shares authorized				12,000,000	9,788,813			2,211,187		2,211,187						12,000,000
Options issued during period															1,221,250								116,250	1,105,000				105,881
Number of options issued during period in exchange for outstanding options that were previously issued under the 2009 Stock Incentive Plan to officers, key employees, consultants and directors of Enumeral																										1,045,419
Stock issued during period, shares																					150,000	1,693,747					948,823
Equity issuance, price per share							$ 2.125																				$ 2.125
Proceeds from issuance of convertible preferred stock, net of issuance costs							1,597,860	1,597,860																			1,597,860
Stock issuance costs							418,390																				418,390
Payments for commissions																			81,000	2,154,951
Number of shares reserved for issuance under the plan																									3,200,437	8,100,000
Commission rate paid to placement agents expressed as a percentage of the gross funds raised from investors in the PPO																	10.00%
Number of shares held by pre-merger majority stockholder cancelled pursuant to the Split-Off Agreement																		23,100,000
Number of units of securities sold																	21,549,510
Sales price per unit of securities sold																	$ 1.00
Number of common shares per unit																	1
Number of warrants per unit																	1
Maximum number of unit sales that agents are entitled to receive warrant commissions																	20,000,000
Aggregate legal expenses that are reimbursable to placement agents in connection with private placement offering																	30,000
Number of common shares issued from warrants provided to placement agents																				2,000,000
Equity issuance costs incurred, excluding placement agent commissions																	500,000
Proceeds received through private placement																	18,600,000
The maximum number of units that can be sold through private placement inorder to provide certain anti-dilution protection to the holders of the Company's Common Stock immediately prior to the Merger (after giving effect to the Split-Off)																	15,000,000
Total gross cash proceeds under equity financing agreement required as of March 31, 2014													2,000,000																			2,000,000
Total gross cash proceeds under equity financing agreement required as of June 30, 2014													4,000,000																			4,000,000
Amended date of when the gross proceeds under the equity financing agreement must be raised												Aug. 01, 2014																			Aug. 01, 2014
Monthly minimum unrestricted cash balance required by bank as part of loan and security agreement												$ 300,000																			$ 300,000